NET LOSS PER ORDINARY SHARE - Basic and diluted net income (loss) per share computation (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (39,385,588)	$ (5,632,064)	¥ (193,200,639)	¥ (271,835,982)
Denominator:
Weighted average number of ordinary shares outstanding	156,334,581	156,334,581	155,735,312	154,795,461
Weighted average number of ordinary shares equivalents outstanding	3,380,117	3,380,117	2,724,930	2,020,644
Denominator for basic and diluted net loss per ordinary share	159,714,698	159,714,698	158,460,242	156,816,105
Denominator for diluted net loss per ordinary share	159,714,698	159,714,698	158,460,242	156,816,105
Net loss per ordinary share
-Basic | (per share)	¥ (0.25)	$ (0.04)	¥ (1.22)	¥ (1.73)
-Diluted | (per share)	¥ (0.25)	$ (0.04)	¥ (1.22)	¥ (1.73)